Annual Fund Operating Expenses - Transamerica Market Participation Strategy VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual fund operating expenses	0.72%
Service
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual fund operating expenses	0.97%

[1]	Other expenses for Initial Class Shares are based on estimates for the current fiscal year.